Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Isntruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps	$ 8,373	$ (54,073)	$ (68,943)
Total	8,373	(54,073)	(69,465)
Loss on interest rate swaps
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps	8,373	(54,073)	(68,943)
Other, net
Derivative Instruments Not Designated as Hedging Instruments
Forward freight agreements	0	0	1,016
Foreign currency forward contracts	$ 0	$ 0	$ (1,538)